ROYALTY INTEREST (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty Interest
Royalty interest	2.50%
Royalties	$ 199,435	$ 398,427
Royalty receivables	$ 22,047	$ 39,578